Leases - Schedule of Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash paid for amounts included in measurement of lease liability:
Operating cash flows for operating leases	$ 1,129	$ 900